APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		             Washington, D.C.  20549

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Calvert Social Investment Fund
	Two International Place
	Boston, Massachusetts 02110


2.The name of each series or class of securities
 for which this
Form is filed (state "All Series" if Form is being filed for all series):

	Calvert Aggressive Allocation Fund
	Calvert Balanced Fund
	Calvert Bond Fund
	Calvert Conservative Allocation Fund
	Calvert Equity Fund
	Calvert Moderate Allocation Fund

3. Investment Company Act File Number:
				811-03334

    Securities Act File Number:
002-75106


4(a). Last day of fiscal year for which this Form is filed:

				9/30/2018


4(b). Is this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year)?
				No

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):
$	$1,516,365,334

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
$	$1,264,699,549

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:				$
$383,181,727

(iv)  Total available redemption credits [add items
5(ii) and 5(iii)]:
	$	$1,647,881,276

(v)    Net sales - if item 5(i) is greater than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
 $	$0

(vi)   Redemption credits available for use in future years -
if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:				$
$131,515,942

(vii)  Multiplier for determining registration fee
(See Instructions C.9):
	x	0.0001212

(viii) Registration fee due [multiply Item 5(v) by
Item 5(vii)] (enter
"0" if no fee is due):
=	$0.00


6. Prepaid Shares

If the response to item 5(i) was determined by deducting
an amount
of securities that were registered under the Securities
Act of 1933
pursuant to rule 24e-2 as in effect before [effective
date of recession of
rule 24e-2], then report the amount of securities
(number of shares or
other units) deducted here:
	$0.00

If there is a number of shares or other units that
were registered pursuant
to rule 24e-2 remaining unsold at the end of the fiscal
year for which this
Form is filed that are available for use by the issuer
 in future fiscal years,
then state that number here:
$0.00


7. Interest due - if this Form is being filed more than
90 days after the end
of the issuer's fiscal year (See Instruction D):
$0.00


8. Total of the amount of the registration fee due
plus any interest
due [line 5(viii) plus line 7]:
$0.00


9. Date the registration fee and any interest payment
was sent to
the Commission's lockbox depository:
					N/A
Method of delivery:		Wire Transfer
		Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Daniel Saltus
Vice President at Calvert Research and Management

Date: 12/27/2018